USDT - Schedule of Cryptocurrency Mining Activities of Bitcoin (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Cryptocurrency Mining Activities [Abstract]
Balance on January 1, 2025
Balance on June 30, 2025	1,885
Revenue recognized from cryptocurrencies mined	12,764
Impairment loss of cryptocurrencies	(8,656)
Miners purchased with cryptocurrencies	(6,319)
Cryptocurrencies received from disposal of subsidiaries	$ 4,096